Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 28, 2023
Document Effective Date	Nov. 28, 2023
Prospectus Date	Jan. 27, 2023
Virtus Vontobel Emerging Markets Opportunities Fund | Class A
Prospectus:
Trading Symbol	HEMZX
Virtus Vontobel Emerging Markets Opportunities Fund | Class C
Prospectus:
Trading Symbol	PICEX
Virtus Vontobel Emerging Markets Opportunities Fund | Class I
Prospectus:
Trading Symbol	HIEMX
Virtus Vontobel Emerging Markets Opportunities Fund | Class R6
Prospectus:
Trading Symbol	VREMX